Vessels, Net	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Vessels, Net

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2015	2,950,042	(945,392)	2,004,650
Depreciation	-	(46,748)	(46,748)
Other vessels’ costs	2,563	-	2,563
Balance, June 30, 2016	2,952,605	(992,140)	1,960,465

Forty-five of the Company’s vessels, with a total carrying value of $1,898,384 as of June 30, 2016, have been provided as collateral to secure the long-term debt discussed in Note 10. This excludes the three vessels under the sale and leaseback transaction described in Note 11.